6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation relating to option grant	$ 1,554,913	$ 480,108
Unrecognized compensation	173,000
Unrecognized compensation period for recognition	8 months 12 days
Weighted-average remaining contractual life for options exercisable	3 years 10 months 20 days
Aggregate intrinsic value of options exercised	12,449
Intrinsic value for fully vested, exercisable options	5,061,256	418,000
Tax benefit realized from stock option exercises during the year	$ 19,000
2010 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant	6,921,600
2011 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant	12,337,000